ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.    ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	1,845,205	2,488,988
Notes receivable	280	800
Allowance for doubtful debt	(189,501)	(267,682)
	1,655,984	2,222,106

As of December 31, 2024 and 2025, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	134,569	188,356	189,501
Additional provision charged to expense	54,512	106,283	97,542
Write-off of accounts receivable	(725)	(105,138)	(19,361)
Balance at the end of the year	188,356	189,501	267,682